Additional Information - Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Company, Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	24,932	34,027
Amounts due from subsidiaries and VIEs	867,801	835,428
Prepayments and other current assets	968	1,117
Total current assets	893,701	870,572
Non-current assets:
Investments in subsidiaries and VIEs	975,487	794,149
Available-for-sale debt investments	36,662	29,401
Total non-current assets	1,012,149	823,550
Total assets	1,905,850	1,694,122
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries and VIEs	16,429	44,244
Taxes payable	225,960	220,794
Accrued expenses and other current liabilities	27,717	1,701
Total current liabilities	270,106	266,739
Total liabilities	270,106	266,739
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 264,998,965 and 264,998,965 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	17,499	17,499
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	22,053	22,053
Additional paid-in capital	1,620,580	1,629,014
Statutory reserves	92,017	98,482
Accumulated deficits	(88,191)	(300,357)
Accumulated other comprehensive loss	(28,214)	(39,308)
Total shareholders’ equity	1,635,744	1,427,383
Total liabilities and shareholders’ equity	1,905,850	1,694,122

Condensed Financial Information of the Company, Statements of Comprehensive Income

Phoenix New Media Limited

Condensed Financial Information of the Company

Statements of Comprehensive Income/(Loss)

(Amounts in thousands)

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(40,621)	(39,303)	(16,556)
Total operating expenses	(40,621)	(39,303)	(16,556)
Loss from operations	(40,621)	(39,303)	(16,556)
Other income/(loss):
Net interest income/(expense)	(2,714)	1	3
Foreign currency exchange (loss)/gain	(3,877)	17,010	5,775
Income from equity method investments, net of impairments	—	6,013	—
Gain on disposal of available-for-sale debt investments	1,001,181	477,254	—
Changes in fair value of loan related to co-sale of Particle shares	—	(24,535)	—
Changes in fair value of forward contract in relation to disposal of investments in Particle	4,441	16,085	—
Others, net	2,701	5,580	5,152
Share of loss from subsidiaries and VIEs	(233,282)	(77,736)	(200,075)
Net income/(loss)	727,829	380,369	(205,701)
Other comprehensive income/(loss)	217,450	(1,434,022)	(11,094)
Comprehensive income/(loss)	945,279	(1,053,653)	(216,795)

Condensed financial information of the Company, Statements of Cash Flows
	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash used in operating activities	(46,388)	(44,706)	(34,801)
Cash flows from investing activities:
Placement of term deposits and short term investments	(673,350)	—	—
Maturity of term deposits and short term investments	788,056	—	—
Loans provided to a third party related to co-sale of Particle shares	—	(68,867)	—
Net proceeds from disposal of available-for-sale debt investments	1,403,046	695,937	—
Deposits received from proposed buyers of investments in Particle	357,974	—	—
Net cash provided by investing activities	1,875,726	627,070	—
Cash flows from financing activities:
Repayment of short-term bank loans	(267,886)	—	—
(Payment to)/repayment from subsidiaries and VIEs	(877,312)	72,262	39,171
Proceeds from exercise of stock options	511	—	—
Dividends paid to shareholders	(703,145)	(637,375)	4,725
Net cash (used in)/provided by financing activities	(1,847,832)	(565,113)	43,896
Net (decrease)/increase in cash and cash equivalents	(18,494)	17,251	9,095
Cash and cash equivalents at the beginning of the year	26,175	7,681	24,932
Cash and cash equivalents at the end of the year	7,681	24,932	34,027

Revision to Previously Reported Cash Flow Information of Parent Company

The transaction is correctly disclosed in consolidation and the misclassification error therefore had no impact on the previously reported consolidated financial statements. Management has determined that the error was immaterial and should be corrected through a revision of previously reported information.

	For the Year Ended December 31, 2020
	As previously reported	Adjustments	As revised
	RMB	RMB	RMB
Net cash used in operating activities	(113,573)	68,867	(44,706)
Net cash provided by investing activities	695,937	(68,867)	627,070
Net cash used in financing activities	(565,113)	—	(565,113)
Net increase in cash and cash equivalents	17,251	—	17,251
Cash and cash equivalents at the beginning of the year	7,681	—	7,681
Cash and cash equivalents at the end of the year	24,932	—	24,932